POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. Therefore, all references to John Browning are hereby deleted.

P-PS-PRO-STK-1 4/26/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares NXQ Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

P-PS-PRO-STK-2 4/26/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-3 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the PowerShares Aerospace & Defense Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio. Therefore, all references to John Browning are hereby deleted. Effective April 26, 2010, Joshua Betts is a portfolio manager of PowerShares DWA Technical LeadersTM Portfolio and PowerShares Golden Dragon Halter USX China Portfolio. Also effective April 26, 2010, Brian McGreal is a portfolio manager of PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio.

***

The third paragraph under the section titled "Management of the Funds—Portfolio Managers" is hereby deleted and replaced with the following:

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares CleantechTM Portfolio since June 2009 and PowerShares Golden Dragon Halter USX China Portfolio and PowerShares DWA Technical LeadersTM Portfolio since April 2010. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a

Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

***

The seventh paragraph under the section titled "Management of the Funds—Portfolio Managers" is hereby deleted and replaced with the following:

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares CleantechTM Portfolio, PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares S&P BuyWrite Portfolio since August 2008 and PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio since April 2010. Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-4 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-7 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE PROSPECTUS
DATED SEPTEMBER 30, 2009 (THE "PROSPECTUS") OF:

PowerShares Global Listed Private Equity Portfolio (the "Fund")

The third through seventh paragraphs of the section titled "Management of the Fund" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of Fund since September 2009. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2009. Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2009. Mr. Trampe has been an employee of the Adviser since April 2007. Prior to joining the Adviser, Mr. Trampe was an analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to April 2007.

Please Retain This Supplement For Future Reference

P-PSP-PRO-STK-1 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2009
(THE "SAI") OF:

PowerShares Global Listed Private Equity Portfolio (the "Fund")

The first through seventh paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe.

As of April 21, 2010, in addition to 43 funds of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family with a total of approximately $16.0 billion in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of April 21, 2010, in addition to four Funds of the Trust, Mr. Betts managed 31 portfolios of exchange-traded funds in the Fund Family with a total of approximately $3.4 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $924 million in assets.

As of April 21, 2010, in addition to four Funds of the Trust, Mr. McGreal managed 31 portfolios of exchange-traded funds in the Fund Family with a total of approximately $2.7 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $924 million in assets.

As of April 21, 2010, in addition to two Funds of the Trust, Mr. Trampe managed 30 portfolios of exchange-traded funds in the Fund Family with a total of approximately $2.5 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with a total of approximately $924 million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of April 21, 2010, Messrs. Hubbard, Betts, McGreal and Trampe did not own any securities of the Fund.

Please Retain This Supplement For Future Reference.

P-PSP-SOAI-STK-1 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares NXQ Portfolio
PowerShares S&P 500 BuyWrite Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the PowerShares FTSE NASDAQ Small Cap Portfolio, PowerShares NASDAQ Internet Portfolio and PowerShares NXQ Portfolio. Therefore, all references to John Browning are hereby deleted.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5 4/26/10

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 26, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

Effective April 23, 2010, John Browning is no longer responsible for the day-to-day management of the Funds, except the PowerShares CleantechTM Portfolio and PowerShares Financial Preferred Portfolio, of which Mr. Browning was not previously responsible for the day-to-day management. Therefore, all references to John Browning are hereby deleted. Effective April 26, 2010, Joshua Betts is responsible for the day-to-day management of PowerShares DWA Technical LeadersTM Portfolio and PowerShares Golden Dragon Halter USX China Portfolio. Also effective April 26, 2010, Brian McGreal is responsible for the day-to-day management of PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 4/26/10